Property and Equipment, Net - Summary Of Property Plant And Equipment Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 39,032	$ 30,817
Less: accumulated depreciation	20,016	19,265
Property and equipment, net	19,016	11,552
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,901	1,927
Stadium equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,776	4,390
IT Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,846	15,947
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,355	2,071
Other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,154	$ 6,482